Debt	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Debt
Debt
Credit Facilities
Lenders of committed credit facilities have the obligation to make advances up to the facility amount. Lenders of uncommitted facilities have the right to terminate the agreement with prior notice to CNH Industrial. At December 31, 2018, CNH Industrial’s available committed unsecured facilities expiring after twelve months amounted to $3.1 billion ($3.2 billion at December 31, 2017).
In 2016, we signed a renewal of a five-year committed revolving credit facility for €1.75 billion ($2.0 billion at the year-end 2018 exchange rate). The renewal extends the maturity of the previous €1.75 billion committed revolving credit facility from 2019 until 2021. The €1.75 billion facility is guaranteed by the parent company with cross-guarantees from each of the borrowers (i.e., CNH Industrial Finance S.p.A., CNH Industrial Finance Europe S.A. and CNH Industrial Finance North America Inc.), includes typical provisions for contracts of this type and size, such as: financial covenants (Net debt/EBITDA ratio relating to Industrial Activities), other covenants mainly relating to Industrial Activities including negative pledge, a status (or pari passu) covenant, restrictions on the incurrence of indebtedness by certain subsidiaries, customary events of default (some of which are subject to minimum thresholds and customary mitigants) including cross-default, failure to pay amounts due or to comply with certain provisions under the loan agreement, the occurrence of certain bankruptcy-related events and mandatory prepayment obligations upon a change in control of CNH Industrial or the borrowers. The failure to comply with these provisions, in certain cases if not suitably remedied, can lead to the requirement to make early repayment of the outstanding advances. At December 31, 2018, the Company was in compliance with all covenants in the revolving credit facility.
At December 31, 2018, Financial Services’ committed asset-backed facilities expiring after twelve months amounted to $3.9 billion ($3.5 billion at December 31, 2017), of which $3.0 billion at December 31, 2018 ($2.3 billion at December 31, 2017) were utilized.
Debt
A summary of issued bonds outstanding as of December 31, 2018, is as follows:

	Currency	Face value of outstanding bonds (in millions)	Coupon	Maturity	Outstanding amount ($ millions)
Industrial Activities

Euro Medium Term Notes:
CNH Industrial Finance Europe S.A. (1)	EUR	547	2.750%	March 18, 2019	$626
CNH Industrial Finance Europe S.A. (1)	EUR	432	2.875%	September 27, 2021	494
CNH Industrial Finance Europe S.A. (1)	EUR	75	1.625%	March 29, 2022	86
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.375%	May 23, 2022	573
CNH Industrial Finance Europe S.A. (1)	EUR	500	2.875%	May 17, 2023	573
CNH Industrial Finance Europe S.A. (1)	EUR	650	1.750%	September 12, 2025	744
CNH Industrial Finance Europe S.A. (1)	EUR	100	3.500%	November 12, 2025	114
CNH Industrial Finance Europe S.A. (1)	EUR	500	1.875%	January 19, 2026	573
CNH Industrial Finance Europe S.A. (1)	EUR	50	3.875%	April 21, 2028	57
Other Bonds:
CNH Industrial N.V. (2)	USD	600	4.500%	August 15, 2023	600
CNH Industrial N.V. (2)	USD	500	3.850%	November 15, 2027	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(52)
Total Industrial Activities					$4,888
Financial Services
CNH Industrial Capital LLC	USD	500	3.375%	July 15, 2019	$500
CNH Industrial Capital LLC	USD	600	4.375%	November 6, 2020	600
CNH Industrial Capital LLC	USD	500	4.875%	April 1, 2021	500
CNH Industrial Capital LLC	USD	400	3.875%	October 15, 2021	400
CNH Industrial Capital LLC	USD	500	4.375%	April 5, 2022	500
CNH Industrial Capital LLC	USD	500	4.200%	January 15, 2024	500
Hedging effects, bond premium/discount, and unamortized issuance costs					(10)
Total Financial Services					$2,990
(1) Bond listed on the Irish Stock Exchange
(2) Bond listed on the New York Stock Exchange
A summary of total debt as of December 31, 2018 and 2017, is as follows:

	2018			2017
	Industrial Activities	Financial Services	Total	Industrial Activities	Financial Services	Total
	(in millions)

Total Bonds	$4,888	$2,990	$7,878	$5,810	$3,075	$8,885
Asset-backed debt	—	11,268	11,268	3	12,025	12,028
Other debt	323	4,976	5,299	648	4,334	4,982
Intersegment debt	1,136	1,202	—	982	1,641	—
Total Debt	$6,347	$20,436	$24,445	$7,443	$21,075	$25,895

The weighted-average interest rate on consolidated debt at December 31, 2018, and 2017 was 3.0% and 3.1%, respectively.
In April 2016, CNH Industrial Finance Europe S.A. issued €50 million of notes as a private placement, due in 2028 and bearing fixed interest at a rate of 3.875% (the “3.875% CIFE Notes”). The 3.875% CIFE Notes have been issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In May 2016, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 2.875% (the “2.875% Notes”) due May 2023. The 2.875% Notes have been issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In March 2016, CNH Industrial Capital LLC issued $500 million of debt securities at an annual fixed rate of 4.875% (the “4.875% Notes”) due in April 2021. The 4.875% Notes are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.
In August 2016, CNH Industrial N.V. issued $600 million of notes at an annual fixed rate of 4.500% (the “4.500% Notes”) due August 2023.
In October 2016, CNH Industrial Capital LLC issued $400 million of debt securities at an annual fixed rate of 3.875% (the “3.875% Notes due 2021”) due in October 2021. The 3.875% Notes due 2021 are fully and unconditionally guaranteed by certain wholly owned subsidiaries of the issuer.
In March 2017, CNH Industrial Finance Europe S.A. issued as a private placement €75 million of notes at an annual fixed rate of 1.625% due in 2022 (the “1.625% CIFE Notes”) at an issue price of 99.407 percent of their principal amount. The 1.625% CIFE Notes were issued under the €10 billion Global Medium Term Note Programme (subsequently converted into the Euro Medium Term Note Programme) unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In April 2017, CNH Industrial Capital LLC issued at par $500 million of notes at an annual fixed rate of 4.375% due in 2022.
In May 2017, CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.375% due in 2022 (the “1.375% CIFE Notes”) at an issue price of 99.335 percent of their principal amount. The 1.375% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In September 2017, CNH Industrial Finance Europe S.A. issued €650 million of notes at an annual fixed rate of 1.750% due in 2025 (the “1.750% CIFE Notes”) at an issue price of 99.248 percent of their principal amount. The 1.750% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In September 2017, CNH Industrial Finance Europe S.A. repurchased a total of €800 million in principal amount of its 6.250% Notes due 2018 and its 2.750% Notes due 2019.
On October 24, 2017, Fitch Ratings assigned to CNH Industrial N.V. and CNH Industrial Capital LLC new investment grade long-term issuer default ratings of “BBB-”. This rating action and the S&P upgrade on June 15, 2017 made CNH Industrial’s securities eligible for the main investment grade indices in the U.S. market, which CNH Industrial believes has improved its access to funding at better rates.
In November 2017, CNH Industrial N.V. issued $500 million of notes at an annual fixed rate of 3.850% due 2027 with an issue price of 99.384%.
In December 2017, CNH Industrial Capital LLC established a new commercial paper program to issue short-term, unsecured, unsubordinated commercial paper notes on a private placement basis. As of December 31, 2018 the aggregate principal amount of the notes outstanding was $388 million.
In August 2018, S&P Global Ratings raised its long-term issuer credit ratings on CNH Industrial N.V. and its subsidiary, CNH Industrial Capital LLC, to 'BBB' from 'BBB-'. The outlook is stable. Additionally, S&P Global Ratings raised the issue-level ratings on CNH Industrial N.V. and its industrial subsidiaries' debt, as well as the issue-level ratings on CNH Industrial Capital LLC's senior unsecured debt, to 'BBB' from 'BBB-'.
In August 2018, CNH Industrial Capital LLC refinanced an April 2018 maturity by issuing $500 million of notes at an annual fixed rate of 4.200% due in January 2024 with an issue price of 99.701 percent of their principal.
In September 2018 CNH Industrial Finance Europe S.A. issued €500 million of notes at an annual fixed rate of 1.875% due in 2026 (the “1.875% CIFE Notes”) at an issue price of 98.944 percent of their principal amount. The 1.875% CIFE Notes were issued under the €10 billion Euro Medium Term Note Programme unconditionally and irrevocably guaranteed by CNH Industrial N.V.
In December 2018, Moody's Investors Service ("Moody's") upgraded the senior unsecured ratings of CNH Industrial N.V. and its subsidiaries CNH Industrial Capital LLC and CNH Industrial Finance Europe S.A from Ba1 to Baa3. The outlook is stable.
In December 2018, in order to manage its liabilities, CNH Industrial Finance Europe S.A repurchased, through a public tender, an aggregate nominal amount of €268 million of the outstanding €700 million 2.875% Notes due September 27, 2021 issued under the EMTN.
In 2017, with the purpose of further diversifying Financial Services' funding structure, a commercial paper program was established in the U.S. by CNH Industrial Capital LLC. This program had an outstanding amount of $388 million at December 31, 2018. Since 2015, CNH Industrial Financial Services S.A. in Europe has issued commercial paper under a program which had an outstanding amount of $101 million at December 31, 2018.
The bonds issued by the Group may contain commitments of the issuer, and in certain cases commitments of CNH Industrial N.V. in its capacity as guarantor, which are typical of international practice for bond issues of this type such as, in particular, negative pledge (in relation to quoted indebtedness), a status (or pari passu) covenant and cross default clauses. A breach of these commitments can lead to the early repayment of the applicable notes. The bonds guaranteed by CNH Industrial N.V. under the Euro Medium Term Note Programme (and its predecessor the Global Medium Term Notes Programme), as well as the notes issued by CNH Industrial N.V., contain clauses which could lead to early repayment if there is a change of control of CNH Industrial N.V. leading to a rating downgrading of CNH Industrial N.V.
Other debt consists primarily of borrowings from banks which are at various terms and rates. Included in Other debt of Financial Services is approximately $1.5 billion and $1.6 billion at December 31, 2018 and 2017, respectively, of funding provided by the Brazilian development agency, Banco Nacional de Desenvolvimento Econômico e Social (BNDES). The program provides subsidized funding to financial institutions to be loaned to customers to support the purchase of agricultural or construction machinery or commercial vehicles in accordance with the program.
A summary of the minimum annual repayments of debt as of December 31, 2018, for 2019 and thereafter is as follows:

	Industrial Activities	Financial Services	Consolidated
	(in millions)
2019	$786	$9,661	$10,447
2020	38	4,454	4,492
2021	515	2,595	3,110
2022	678	1,478	2,156
2023	1,184	327	1,511
2024 and thereafter	2,010	719	2,729
Intersegment	1,136	1,202	—
Total	$6,347	$20,436	$24,445

Please refer to “Note 15: Financial Instruments” for fair value information on debt.